Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 92.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	58,600	$6,605,978

Total Investment Companies — 92.8%
(Cost: $6,467,416)		6,605,978

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	190,000	190,000

Total Short-Term Investments — 2.7%
(Cost: $190,000)		190,000

Total Investments in Securities — 95.5%
(Cost: $6,657,416)		6,795,978

Other Assets, Less Liabilities — 4.5%		320,787

Net Assets — 100.0%		$7,116,765

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$193	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	140,000	(b)	—	—	—	190,000	190,000	19		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,309,895	2,543,781		(1,398,451)	1,146	149,607	6,605,978	58,600	171,255		—
					$1,146	$149,607	$6,795,978		$171,467		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.17%	Semi-annual	0.20%	Quarterly	N/A	12/08/21	$(1,438)	$(5,337)	$(499)	$(4,838)
2.38	Semi-annual	0.20	Quarterly	N/A	01/12/23	(377)	(12,024)	(10,365)	(1,659)
2.46	Semi-annual	0.20	Quarterly	N/A	01/12/25	(1,725)	(113,347)	(74,334)	(39,013)
0.88	Semi-annual	0.20	Quarterly	N/A	07/14/26	(50)	(214)	(64)	(150)
0.49	Semi-annual	0.20	Quarterly	N/A	09/25/27	(72)	2,003	385	1,618
0.00	Semi-annual	0.20	Quarterly	N/A	07/23/28	(10)	707	736	(29)
3.25	Semi-annual	0.20	Quarterly	N/A	10/18/28	(467)	(72,184)	(52,875)	(19,309)
0.77	Semi-annual	0.20	Quarterly	N/A	04/01/30	(1,917)	66,442	64,820	1,622
2.34	Semi-annual	0.20	Quarterly	N/A	12/08/36	(490)	(57,059)	(51,023)	(6,036)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Emerging Markets Bond ETF
July 31, 2021

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
Paid by the Fund		Received by the Fund				Notional		Premium	Unrealized
				Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.94%	Semi-annual	0.20%	Quarterly	N/A	06/09/41	$(96)	$(5,485)	$(2,341)	$(3,144)
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(538)	87,575	48,323	39,252
0.87	Semi-annual	0.20	Quarterly	N/A	03/30/50	(38)	7,316	1,187	6,129
1.06	Semi-annual	0.20	Quarterly	N/A	09/18/50	(448)	66,925	77,477	(10,552)
							$(34,682)	$1,427	$(36,109)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$6,605,978	$—	$—	$6,605,978
Money Market Funds	190,000	—	—	190,000
	$6,795,978	$—	$—	$6,795,978
Derivative financial instruments(a)
Assets
Swaps	$—	$48,621	$—	$48,621
Liabilities
Swaps	—	(84,730)	—	(84,730)
	$—	$(36,109)	$—	$(36,109)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

2